Cover	Feb. 18, 2025
Cover [Abstract]
Entity Registrant Name	RPC, INC.
Entity Central Index Key	0000742278
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 18, 2025
Entity File Number	1-8726
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	58-1550825
Entity Address Address Line 1	2801 Buford Highway NE
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30329
City Area Code	404
Local Phone Number	321-2140
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	RES
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false